NYSE Euronext

12025486

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

Received SEC
FEB 22 2012
Washington, DC 20549

CERT NYS
File No. 001-11290

February 22, 2012

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONAL RETAIL PROPERTIES, INC., Depositary Shares, each representing a 1/100th interest in a share of 6.625% Series D Cumulative Redeemable Preferred Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 22, 2012. Tentative listing date – February 27, 2012.

Sincerely,